Note 8 - Fair Value (Tables)	12 Months Ended
Dec. 31, 2020
Fair Value Abstract
Carrying Value And Fair Value
Fair Value and carrying amount (Millions of euros)
		2020		2019		2018
	Notes	Carrying amount	Fair value	Carrying amount	Fair value	Carrying amount	Fair value
ASSETS
Cash, cash balances at central banks and other demand deposits	9	65.520	65.520	44.303	44.303	58.196	58.196
Financial assets held for trading	10	108.257	108.257	101.735	101.735	89.103	89.103
Non-trading financial assets mandatorily at fair value through profit or loss	11	5.198	5.198	5.557	5.557	5.135	5.135
Financial assets designated at fair value through profit or loss	12	1.117	1.117	1.214	1.214	1.313	1.313
Financial assets at fair value through other comprehensive income	13	69.440	69.440	61.183	61.183	56.337	56.337
Financial assets at amortized cost	14	367.668	374.267	439.162	442.788	419.660	419.857
Hedging derivatives	15	1.991	1.991	1.729	1.729	2.892	2.892
LIABILITIES
Financial liabilities held for trading	10	86.488	86.488	88.680	88.680	79.761	79.761
Financial liabilities designated at fair value through profit or loss	12	10.050	10.050	10.010	10.010	6.993	6.993
Financial liabilities at amortized cost	22	490.606	491.006	516.641	515.910	509.185	510.300
Hedging derivatives	15	2.318	2.318	2.233	2.233	2.680	2.680

Fair Value Of Financial Instruments
Fair value of financial instruments by levels (Millions of Euros)
	2020			2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Financial assets held for trading	32.555	73.856	1.847	31.135	69.092	1.508	26.730	61.969	404
Loans and advances	2.379	28.659	1.609	697	32.321	1.285	47	28.642	60
Debt securities	12.790	11.123	57	18.076	8.178	55	17.884	7.494	199
Equity instruments	11.367	31	60	8.832	-	59	5.194	-	60
Derivatives	6.019	34.043	121	3.530	28.593	109	3.605	25.833	85
Non-trading financial assets mandatorily at fair value through profit or loss	3.826	381	992	4.305	92	1.160	3.127	78	1.929
Loans and advances	210	-	499	82	-	1.038	25	-	1.778
Debt securities	4	324	28	-	91	19	90	71	76
Equity instruments	3.612	57	465	4.223	1	103	3.012	8	75
Financial assets designated at fair value through profit or loss	939	178	-	1.214	-	-	1.313	-	-
Debt securities	939	178	-	1.214	-	-	1.313	-	-
Financial assets at fair value through other comprehensive income	60.976	7.866	598	50.896	9.203	1.084	45.824	9.323	1.190
Loans and advances	33	-	-	33	-	-	33	-	-
Debt securities	59.982	7.832	493	49.070	9.057	604	43.788	9.211	711
Equity instruments	961	34	105	1.794	146	480	2.003	113	479
Derivatives – Hedge accounting	120	1.862	8	44	1.685	-	7	2.882	3
LIABILITIES-
Financial liabilities held for trading	27.587	58.045	856	26.266	61.588	827	22.932	56.560	269
Deposits	8.381	23.495	621	9.595	32.121	649	7.989	29.945	-
Trading derivatives	7.402	34.046	232	4.425	29.466	175	3.919	26.615	267
Other financial liabilities	11.805	504	3	12.246	1	2	11.024	-	1
Financial liabilities designated at fair value through profit or loss	-	8.558	1.492	-	8.629	1.382	-	3.149	3.844
Customer deposits	-	902	-	-	944	-	-	976	-
Debt certificates (*)	-	3.038	1.492	-	3.274	1.382	-	1.529	1.329
Other financial liabilities	-	4.617	-	-	4.410	-	-	643	2.515
Derivatives – Hedge accounting	53	2.250	15	30	2.192	11	223	2.454	3

Financial Instruments At Fair Value By Levels
Fair value of financial Instruments by levels. December 2020 (Millions of euros)
	2020		2019		2018
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs
ASSETS
Financial assets held for trading	73.856	1.847	69.092	1.508	61.969	404		- Issuer´s credit risk- Current market interest rates- Funding interest rates observed in the market or in consensus services- Exchange rates	- Prepayment rates- Issuer´s credit risk- Recovery rates- Funding interest rates not observed in the market or in consensus services
Loans and advances	28.659	1.609	32.321	1.285	28.642	60	Present-value method(Discounted future cash flows)
Debt securities	11.123	57	8.178	55	7.494	199	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active markets prices	- Prepayment rates- Issuer´s credit risk- Recovery rates
Equity instruments	31	60	-	59	-	60	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV not published
Derivatives	34.043	121	28.593	109	25.833	85
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local Volatility, Momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Non-trading financial assets mandatorily at fair value through profit or loss	381	992	92	1.160	78	1.929
Loans and advances	-	499	-	1.038	-	1.778	Specific liquidation criteria regarding losses of the EPA proceedingsPD and LGD of the internal models, valuations and specific criteria of the EPA proceedings Discounted future cash flows		- Prepayment rates- Business plan of the underlying asset, WACC, macro scenario- Property valuation
Debt securities	324	28	91	19	71	76	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	57	465	1	103	8	75	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Financial assets designated at fair value through profit or loss	178	-	-	-	-	-	Present-value method(Discounted future cash flows)	- Issuer credit risk- Current market interest rates
Debt securities	178	-	-	-	-	-
Financial assets at fair value through other comprehensive income	7.866	598	9.203	1.084	9.323	1.190
Debt securities	7.832	493	9.057	604	9.221	711	Present-value method(Discounted future cash flows)Observed prices in non active markets	- Issuer´s credit risk- Current market interest rates- Non active market prices	- Prepayment rates- Issuer credit risk- Recovery rates
Equity instruments	34	105	146	480	113	479	Comparable pricing (Observable price in a similar market)Net asset value	- Brokers quotes- Market operations- NAVs published	- NAV provided by the administrator of the fund
Hedging derivatives	1.862	8	1.685	-	2.882	3
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, Momentum adjustment
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment
Credit							Credit Derivatives: Default model and Gaussian copula
Commodities							Commodities: Momentum adjustment and Discounted cash flows

Fair Value of financial Instruments by Levels.(Millions of Euros)

	2020		2019		2018
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3	Valuation technique(s)	Observable inputs	Unobservable inputs

LIABILITIES
Financial liabilities held for trading	58.045	856	61.588	827	56.560	269
Deposits	23.495	621	32.121	649	29.945	-	Present-value method(Discounted future cash flows)	- Interest rate yield- Funding interest rates observed in the market or in consensus services- Exchange rates	- Funding interest rates not observed in the market or in consensus services
Derivatives	34.046	232	29.466	175	26.615	267
Interest rate							Interest rate products (Interest rate Swaps, call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Correlation between tenors- Interest rates volatility
Equity							Future and Equity forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Assets correlation
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local volatility, moments adjustment		- Volatility of volatility- Assets correlation
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows
Short positions	504	3	1	2	-	1	Present-value method(Discounted future cash flows)		- Prepayment rates- Issuer´s credit risk- Current market interest rates
Financial liabilities designated at fair value through profit or loss	8.558	1.492	8.629	1.382	3.149	3.844	Present-value method(Discounted future cash flows)	- Prepayment rates- Issuer´s credit risk- Current market interest rates	- Prepayment rates- Issuer´s credit risk- Current market interest rates
Derivatives – Hedge accounting	2.250	15	2.192	11	2.454	3
Interest rate							Interest rate products (Interest rate Swaps, Call money Swaps and FRA): Discounted cash flowsCaps/Floors: Black, Hull-White and SABRBond options: BlackSwaptions: Black, Hull-White and LGMOther Interest rate Options: Black, Hull-White and LGMConstant Maturity Swaps: SABR	- Exchange rates- Market quoted future prices- Market interest rates- Underlying assets prices: shares, funds, commodities- Market observable volatilities - Issuer credit spread levels- Quoted dividends- Market listed correlations	- Beta- Implicit correlations between tenors- interest rates volatility
Equity							Future and Equity Forward: Discounted future cash flowsEquity Options: Local volatility, momentum adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations- Implicit dividends and long term repos
Foreign exchange and gold							Future and Equity Forward: Discounted future cash flowsForeign exchange Options: Local Volatility, moments adjustment		- Volatility of volatility- Implicit assets correlations- Long term implicit correlations
Credit							Credit Derivatives: Default model and Gaussian copula		- Correlation default- Credit spread- Recovery rates- Interest rate yield- Default volatility
Commodities							Commodities: Momentum adjustment and discounted cash flows

Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets
Unobservable inputs. December 2020
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt Securities	Present value method	Credit Spread	4,32	47,01	564,22	b.p.
		Recovery Rate	0,00%	37,06%	40,00%	%
			0,10%	99,92%	143,87%	%
Equity/Fund instruments (*)	Net Asset Value
	Comparable Pricing
Security Finance	Present value method	Repo funding curve	(1,00%)	0,00%	1,00%	Abs Repo rate
Credit Derivatives	Gaussian Copula	Correlation Default	30,40%	44,87%	60,95%	%
	Black 76	Price Volatility	-			Vegas
Equity Derivatives	Option models on equities, baskets of equity, funds	Dividends (**)
		Correlations	(100%)	100%	100%	%
		Volatility	6,52	29,90	141,77	Vegas
FX Derivatives	Option models on FX underlyings	Volatility	4,11	10,00	16,14	Vegas
IR Derivatives	Option models on IR underlyings	Beta	0,25	2,00	18,00%
		Correlation Rate/Credit	(100)		100%
		Credit Default Volatility	-	-	-	Vegas

Unobservable inputs. December 2019
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Loans and advances	Present value method	Repo funding curve	(6)	16	100	b.p.
Debt securities	Comparable pricing	Credit spread	18	83	504	b.p.
		Recovery rate	0,00%	28,38%	40,00%	%
			0,01%	98,31%	135,94%	%
Equity instruments (*)	Comparable pricingNet asset value

Credit option	Gaussian Copula	Correlation default	19,37%	44,33%	61,08%	%
Equity OTC option	Heston	Forward volatility skew	35,12	35,12	35,12	Vegas
	Local volatility	Dividends (**)
		Volatility	2,49	23,21	60,90	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	3,70	6,30	10,05	Vegas
Interest rate options	Libor Market Model	Beta	0,25	2,00	18,00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

Unobservable inputs. December 2018
Financial instrument	Valuation technique(s)	Significant unobservable inputs	Min	Average	Max	Units
Debt securities	Comparable pricing	Credit spread	37	152	385	b.p.
		Recovery rate	0,00%	32,06%	40,00%	%
			1,00%	88,00%	275,00%	%
Equity instruments (*)	Comparable pricingNet asset value

Credit option	Gaussian Copula	Correlation default	0,00%	37,98%	60,26%	%
Equity OTC option	Heston	Forward volatility skew	47,05	47,05	47,05	Vegas
	Local volatility	Dividends (**)
		Volatility	13,79	27,24	65,02	Vegas
FX OTC options	Black Scholes/Local Vol	Volatility	5,05	7,73	9,71	Vegas
Interest rate options	Libor Market Model	Beta	0,25	9,00	18,00%
		Correlation rate/Credit	(100)		100%
		Credit default Volatility	-	-	-	Vegas

Level 3 Financial Instruments
Financial assets Level 3: Changes in the year (Millions of Euros)
	2020		2019		2018
	Assets	Liabilities	Assets	Liabilities	Assets	Liabilities
Balance at the beginning	3.754	2.220	3.527	4.115	835	1.386
Changes in fair value recognized in profit and loss (*)	609	293	112	71	(167)	(28)
Changes in fair value not recognized in profit and loss	(89)	(4)	2	-	(4)	-
Acquisitions, disposals and liquidations (**)	(699)	(393)	5	595	2.102	2.710
Net transfers to Level 3	549	287	77	(2.751)	761	47
Exchange differences and others	(160)	(35)	31	189	-	-
Discontinued operations (***)	(518)	(5)	-	-	-	-
Balance at the end	3.446	2.363	3.754	2.219	3.527	4.115

Levels Transfers
Transfer between Levels. December 2020 (Millions of Euros)
	From:	Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		1.460	11	203	548	4	98
Non-trading financial assets mandatorily at fair value through profit or loss		9	11	4	-	-	17
Financial assets designated at fair value through profit or loss		143	-	-	-	-	-
Financial assets at fair value through other comprehensive income		484	-	135	96	-	6
Derivatives – Hedge accounting		-	-	-	8	-	-
Total		2.096	23	342	652	4	122
LIABILITIES
Financial liabilities held for trading		8	3	-	268	-	13
Financial liabilities designated at fair value through profit or loss		-	-	-	56	-	27
Total		8	3	-	324	-	40

Transfer between levels (Millions of Euros).
		2019						2018
	From:	Level 1		Level 2		Level 3		Level 1		Level 2		Level 3
	To:	Level 2	Level 3	Level 1	Level 3	Level 1	Level2	Level 2	Level 3	Level 1	Level 3	Level 1	Level2
ASSETS
Financial assets held for trading		74	-	1.119	502	1	160	1.171	2	2	6	-	2
Non-trading financial assets mandatorily at fair value through profit or loss		-	-	23	2	-	44	-	-	9	67	-	24
Financial assets designated at fair value through profit or loss		-	-	-	-	1	-	-	-	-	-	-	-
Financial assets at fair value through other comprehensive income		6	6	4	209	-	454	134	72	-	515	-	-
Derivatives – Hedge accounting		-	-	-	26	-	10	-	-	-	52	118	49
Total		79	6	1.145	739	2	667	1.305	74	11	641	118	75
LIABILITIES
Financial liabilities held for trading		1	-	-	-	-	-	-	-	-	138	-	37
Financial liabilities designated at fair value through profit or loss		-	-	-	27	-	2.679	-	-	-	-	-	-
Derivatives – Hedge accounting		-	-	-	27	-	125	-	-	-	-	-	-
Total		1	-	-	54	-	2.804	-	-	-	138	-	37

Sensitivity Analysis Level 3
Financial instruments Level 3: Sensitivity analysis (Millions of Euros)
	Potential impact on consolidated income statement		Potential impact onother comprehensive income
	Most favorable hypothesis	Least favorable hypothesis	Most favorable hypothesis	Least favorable hypothesis
ASSETS
Financial assets held for trading	10	(40)	-	-
Loans and Advances	1	(1)	-	-
Debt securities	5	(5)	-	-
Equity instruments	1	(31)	-	-
Derivatives	3	(3)	-	-
Non-trading financial assets mandatorily at fair value through profit or loss	229	(60)	-	-
Loans and advances	204	(29)	-	-
Debt securities	15	(15)	-	-
Equity instruments	9	(16)	-	-
Financial assets at fair value through other comprehensive income	-	-	22	(23)
Total	239	(101)	22	(23)

Disclosure of fair value instruments carried at cost main valuation techniques assets explanatory
Fair value of financial instruments at amortized cost by levels (Millions of euros)
	2020			2019			2018
	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3	Level 1	Level 2	Level 3
ASSETS
Cash, cash balances at central banks and other demand deposits	65.355	-	165	44.111	-	192	58.024	-	172
Financial assets at amortized cost	35.196	15.066	324.005	29.391	217.279	196.119	21.419	204.619	193.819
LIABILITIES
Financial liabilities at amortized cost	90.839	255.278	144.889	67.229	289.599	159.082	58.225	269.128	182.948

Disclosure of main valuation techniques financial instruments assets explanatory
Fair Value of financial Instruments at amortized cost by valuation technique. December 2020 (Millions of Euros)
	2020		2019		2018		Valuation technique(s)	Main inputs used
	Level 2	Level 3	Level 2	Level 3	Level 2	Level 3
ASSETS
Financial assets at amortized cost	15.066	324.005	217.279	196.119	204.619	193.819	Present-value method(Discounted future cash flows)
Central banks	-	-	-	2	-	1		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to credit institutions	1.883	12.641	9.049	4.628	4.934	4.291		- Credit spread- Prepayment rates- Interest rate yield
Loans and advances to customers	3.904	310.924	194.897	190.144	190.666	183.645		- Credit spread- Prepayment rates- Interest rate yield
Debt securities	9.279	440	13.333	1.345	9.019	5.881		- Credit spread- Interest rate yield
LIABILITIES
Financial liabilities at amortized cost	255.278	144.889	289.599	159.082	269.128	182.948
Deposits from central banks	-	207	129	-	196	-	Present-value method(Discounted future cash flows)	- Issuer´s credit risk- Prepayment rates- Interest rate yield
Deposits from credit institutions	22.914	4.633	21.575	6.831	22.281	9.852
Deposits from customers	210.097	129.525	245.720	135.514	240.547	135.270
Debt certificates	14.413	4.848	14.194	11.133	6.104	25.096
Other financial liabilities	7.854	5.676	7.981	5.604	-	12.730